Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 17,033	$ 19,173
Restricted cash	97	102
Short-term deposits	662	7,216
Marketable equity securities	2	2
Other current receivables	569	842
Total current assets	18,363	27,335
Non-current assets:
Operating lease right of use asset	2,056	2,156
Investment in equity securities	1,260	2,804
Fixed assets, net	575	598
Total non-current assets	3,891	5,558
Total assets	22,254	32,893
Current liabilities:
Trade payables	242	315
Operating lease liability	456	527
Other accounts payable	1,297	1,792
Total current liabilities	1,995	2,634
Operating lease liability	1,370	1,476
Total liabilities	3,365	4,110
Shareholders’ equity:
Ordinary shares, no par value. Authorized 1,000,000,000 shares. Issued and outstanding: 322,979,556 as of June 30, 2023, and December 31, 2022.
Additional paid-in-capital	130,453	129,810
Accumulated deficit	(112,131)	(101,480)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	18,322	28,330
Non-controlling interest	567	453
Total equity	18,889	28,783
Total liabilities and shareholders’ equity	$ 22,254	$ 32,893